Total Equity - Distribution Policy (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Distribution Policy
Minimum targeted distribution of net profit to shareholders	40.00%
Dividends distributed	€ 2,182	€ 1,864	€ 1,790
Dividends paid per share	€ 1.85	€ 1.58	€ 1.50
Amount returned to shareholders b repurchasing of treasury shares		€ 1,492
Proposed dividend per share	€ 2.45
Total proposed dividend	€ 2,890
Extraordinary dividend
Distribution Policy
Proposed dividend per share	€ 0.50